PARENT CORPORATION STATEMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Other assets	$ 1,219	$ 1,374
Total assets	341,090	336,529
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities	304,954	302,303
Shareholders' equity	36,136	34,226	$ 31,588	$ 29,388
Total liabilities and shareholders' equity	341,090	336,529
Parent Company [Member]
ASSETS
Cash on deposit with subsidiary	96	407
Investment in common stock of subsidiaries	35,547	33,415
Other assets	564	500
Total assets	36,207	34,322
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities	71	96
Shareholders' equity	36,136	34,226
Total liabilities and shareholders' equity	$ 36,207	$ 34,322